UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment                    [_];  Amendment Number: ______

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Terence M. Hogan
Title:   Managing Member
Phone:   (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan          Westport, Connecticut         February 12, 2010
----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          35

Form 13F Information Table Value Total:    $346,492
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number         Name

1.    028-10545                    Addison Clark Fund, L.P.

2.    028-10547                    Addison Clark Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                 Addison Clark Management, L.L.C.

COLUMN 1                  COLUMN 2           COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7      COLUMN 8

                                                           VALUE     SHS OR    SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP         (x$1000)  PRN AMT   PRN CALL  DISCRETION     MGRS    SOLE   SHARED  NONE
AMERIGROUP CORP             COM              03073T102      3,597    133,410   SH        Shared-Defined  1,2     133,410
BARRICK GOLD CORP           COM              067901108      9,950    252,671   SH        Shared-Defined  1,2     252,671
BOSTON SCIENTIFIC CORP      COM              101137107      6,367    707,478   SH        Shared-Defined  1,2     707,478
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH   112585104     15,692    707,478   SH        Shared-Defined  1,2     707,478
CADBURY PLC                 SPONS ADR        12721E102     13,701  1,063,500   SH        Shared-Defined  1,2   1,063,500
CENOVUS ENERGY INC          COM              15135U109      5,731    227,404   SH        Shared-Defined  1,2     227,404
CENVEO INC                  COM              15670S105      3,537    404,273   SH        Shared-Defined  1,2     404,273
CRESUD SA COMERCIAL         W EXP 05/22/201  P3311R192        265    914,005   SH        Shared-Defined  1,2     914,005
CROWN CASTLE INTL CORP      COM              228227104     18,939    485,127   SH        Shared-Defined  1,2     485,127
DISCOVERY COMMUNICATNS NEW  COM SER C        25470F302      7,822    294,958   SH        Shared-Defined  1,2     294,958
ENCANA CORP                 COM              292505104      7,366    227,404   SH        Shared-Defined  1,2     227,404
FULL HOUSE RESORTS INC      COM              359678109      4,018  1,168,081   SH        Shared-Defined  1,2   1,168,081
GEOMET INC DEL              COM              37250U201        155    106,122   SH        Shared-Defined  1,2     106,122
GREENLIGHT CAPITAL RE LTD   CLASS A          G4095J109      4,611    195,466   SH        Shared-Defined  1,2     195,466
HASBRO INC                  COM              418056107      6,480    202,136   SH        Shared-Defined  1,2     202,136
HERCULES OFFSHORE INC       COM              427093109      1,575    329,541   SH        Shared-Defined  1,2     329,541
ISLE OF CAPRI CASINOS INC   COM              464592104      4,045    540,715   SH        Shared-Defined  1,2     540,715
LIBERTY GLOBAL INC          COM SER A        530555101     21,728    992,591   SH        Shared-Defined  1,2     992,591
LINCARE HLDGS INC           COM              532791100     10,250    276,017   SH        Shared-Defined  1,2     276,017
LUFKIN INDS INC             COM              549764108      5,549     75,801   SH        Shared-Defined  1,2      75,801
MOLINA HEALTHCARE INC       COM              60855R100      4,031    176,244   SH        Shared-Defined  1,2     176,244
MONSANTO CO NEW             COM              61166W101     14,459    176,869   SH        Shared-Defined  1,2     176,869
MOSAIC CO                   COM              61945A107     13,100    219,318   SH        Shared-Defined  1,2     219,318
NALCO HOLDING COMPANY       COM              62985Q101     10,032    393,256   SH        Shared-Defined  1,2     393,256
ODYSSEY HEALTHCARE INC      COM              67611V101     10,557    677,157   SH        Shared-Defined  1,2     677,157
PENN NATL GAMING INC        COM              707569109     23,084    848,973   SH        Shared-Defined  1,2     848,973
SANDRIDGE ENERGY INC        COM              80007P307     16,772  1,778,599   SH        Shared-Defined  1,2   1,778,599
SLM CORP                    COM              78442P106     10,137    899,507   SH        Shared-Defined  1,2     899,507
SUPERVALU INC               COM              868536103      2,569    202,136   SH        Shared-Defined  1,2     202,136
ULTRA PETROLEUM CORP        COM              903914109      9,323    186,976   SH        Shared-Defined  1,2     186,976
UNITEDHEALTH GROUP INC      COM              91324P102     24,644    808,546   SH        Shared-Defined  1,2     808,546
VERISK ANALYTICS INC        CL A             92345Y106     15,302    505,341   SH        Shared-Defined  1,2     505,341
WELLCARE HEALTH PLANS INC   COM              94946T106     13,746    373,952   SH        Shared-Defined  1,2     373,952
WILLIAMS COS INC DEL        COM              969457100     21,305  1,010,682   SH        Shared-Defined  1,2   1,010,682
WOLVERINE WORLD WIDE INC    COM              978097103      6,052    222,350   SH        Shared-Defined  1,2     222,350

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